Acquisitions, Credit2B (FY) (Details) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 19, 2018	Nov. 30, 2018	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Combination [Abstract]
Post-closing working capital adjustment amount			$ 0	$ 524	$ 524	$ 0	$ 650
Goodwill			36,956		36,956	36,956	32,079
Fair Values of Assets Acquired and Liabilities Assumed [Abstract]
Goodwill			$ 36,956		$ 36,956	$ 36,956	$ 32,079
Credit2B [Member]
Business Combination [Abstract]
Cash consideration	$ 16,500
Escrow held amount	$ 825
Acquisition duration period term	12 months
Post-closing working capital adjustment amount		$ 222
Goodwill	$ 13,714
Fair Values of Assets Acquired and Liabilities Assumed [Abstract]
Other current assets	615
Property and equipment	56
Goodwill	13,714
Other current liabilities	(403)
Deferred revenue liability	(1,324)
Total purchase price	16,278
Credit2B [Member] | Customer Relationships [Member]
Fair Values of Assets Acquired and Liabilities Assumed [Abstract]
Finite-lived intangibles	2,100
Credit2B [Member] | Technology [Member]
Fair Values of Assets Acquired and Liabilities Assumed [Abstract]
Finite-lived intangibles	800
Credit2B [Member] | Non-compete Agreements [Member]
Fair Values of Assets Acquired and Liabilities Assumed [Abstract]
Finite-lived intangibles	710
Credit2B [Member] | Tradename [Member]
Fair Values of Assets Acquired and Liabilities Assumed [Abstract]
Finite-lived intangibles	10
Credit2B [Member] | General and Administrative Expense [Member]
Business Combination [Abstract]
Acquisition related costs	$ 116